United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: Six months ended 03/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2012

Share Class	Ticker
A	PSAFX
C	FPGCX
Institutional	FPGIX

Federated Prudent DollarBear Fund

(Successor to the Federated Prudent Global Income Fund Established 2000)

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2011 through March 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At March 31, 2012, the Fund's portfolio composition1 was as follows:

Sector	Percentage of Total Net Assets
Foreign Government Debt Securities	72.2%
Equity Securities — Metals & Mining	2.1%
Closed-End Mutual Fund	2.3%
Cash Equivalents[2]	23.2%
Other Assets and Liabilities — Net[3]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

March 31, 2012 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS – 2.1%
		Metals & Mining – 2.1%
16,072		Agnico Eagle Mines Ltd.	535,599
10,000		Cia de Minas Buenaventura SA, Class B, ADR	403,100
25,000		Eldorado Gold Corp. Ltd.	343,500
10,000		Goldcorp, Inc., Class A	450,600
10,000		Randgold Resources Ltd., ADR	879,800
25,000		Royal Gold, Inc.	1,630,500
114,375		Yamana Gold, Inc.	1,786,537
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,566,944)	6,029,636
		GOVERNMENTS/AGENCIES – 72.2%
		Sovereign – 70.9%
8,200,000		Australia, Government of, Sr. Unsecd. Note, 5.75%, 4/15/2012	8,499,498
15,700,000	[1]	Canada, Government of, 0.87%, 5/24/2012	15,718,416
8,250,000	[1]	Canada, Government of, 0.97%, 7/19/2012	8,247,601
8,300,000	[1]	Canada, Government of, 0.97%, 8/16/2012	8,291,013
11,600,000	[1]	Canada, Government of, 1.06%, 10/25/2012	11,563,367
67,000,000		Denmark, Government of, 4.00%, 11/15/2012	12,290,438
2,600,000	[1]	France, Government of, Treasury Bill, 0.13%, 4/26/2012	3,467,638
4,700,000	[1]	France, Government of, Unsecd. Note, 0.23%, 7/12/2012	6,264,786
92,000,000	[1]	Hong Kong T-Bills, Unsecd. Note, 0.09%, 12/5/2012	11,837,008
89,000,000	[1]	Hong Kong, Government of, Treasury Bill, 0.16%, 8/8/2012	11,454,446
1,310,000,000	[1]	Japan, Government of, 0.10%, 5/14/2012	15,825,234
810,000,000	[1]	Japan, Government of, 0.10%, 4/9/2012	9,786,017
7,249,000	[1]	New Zealand, Government of, Treasury Bill, 2.43%, 5/2/2012	5,922,658
18,900,000	[1]	Norway, Government of, Treasury Bill, 1.50%, 12/19/2012	3,283,667
53,000,000	[1]	Norwegian T-Bill, 1.34%, 6/20/2012	9,277,501
12,500,000	[1]	Singapore, Government of, Sr. Unsecd. Note, 0.26%, 4/19/2012	9,942,882
10,800,000	[1]	Singapore, Government of, Sr. Unsecd. Note, 0.25%, 4/26/2012	8,590,229
52,900,000		Sweden, Government of, Bond, 5.50%, 10/8/2012	8,163,366
10,000,000		Switzerland, Government of, Bond, 2.75%, 6/10/2012	11,133,267
8,000,000	[1]	United Kingdom, Government of, 0.42%, 4/23/2012	12,793,362
8,900,000	[1]	United Kingdom, Government of, Unsecd. Note, 0.37%, 8/6/2012	14,216,433
Semi-Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		Supranational – 1.3%
20,500,000		European Investment Bank, 5.375%, 7/16/2012	3,633,429
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $212,877,542)	210,202,256
		CLOSED-END MUTUAL FUND – 2.3%
310,000		Central Fund of Canada Ltd. (IDENTIFIED COST $1,391,900)	6,801,400
		MUTUAL FUND – 23.2%
67,486,705	[2,3]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares 0.00% (AT NET ASSET VALUE)	67,486,705
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $285,323,091)[4]	290,519,997
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[5]	658,047
		TOTAL NET ASSETS — 100%	$291,178,044
1	Discount rate at the time of purchase.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$1,630,500	$ —	$ —	$1,630,500
International	4,399,136	—	—	4,399,136
Debt Securities:
Governments/Agencies	—	210,202,256	—	210,202,256
Closed-End Mutual Fund	6,801,400	—	—	6,801,400
Mutual Fund	67,486,705	—	—	67,486,705
TOTAL SECURITIES	$80,317,741	$210,202,256	$ —	$290,519,997

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,
		2011	2010	2009[1]	2008	2007
Net Asset Value, Beginning of Period	$12.89	$13.00	$12.80	$12.41	$13.30	$12.30
Income From Investment Operations:
Net investment income (loss)[2]	(0.04)	(0.07)	(0.07)	0.01	0.18	0.25
Net realized and unrealized gain on investments and foreign currency transactions	0.05	0.36	0.27	0.85	0.05	1.39
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.29	0.20	0.86	0.23	1.64
Less Distributions:
Distributions from net investment income	(0.77)	(0.30)	—	(0.47)	(0.82)	(0.25)
Distributions from net realized gain on investments and foreign currency transactions	(0.10)	(0.10)	(0.00)[3]	(0.00)[3]	(0.30)	(0.39)
TOTAL DISTRIBUTIONS	(0.87)	(0.40)	(0.00)[3]	(0.47)	(1.12)	(0.64)
Redemption Fee	—	—	—	0.00[3]	0.00[3]	0.00[3]
Net Asset Value, End of Period	$12.03	$12.89	$13.00	$12.80	$12.41	$13.30
Total Return[4]	0.14%	2.36%	1.59%	7.39%	1.57%	13.68%
Ratios to Average Net Assets:
Net expenses	1.29%[5]	1.29%	1.28%	1.28%[6]	1.26%[6]	1.28%[6]
Net investment income (loss)	(0.71)%[5]	(0.53)%	(0.55)%	0.10%	1.32%	1.94%
Expense waiver/reimbursement[7]	0.02%[5]	0.00%[8]	0.05%	0.02%	0.00%[8]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$218,434	$266,857	$302,129	$385,339	$461,748	$378,266
Portfolio turnover	0%[9]	192%	35%	171%	76%	102%

Semi-Annual Shareholder Report

1	Prudent Global Income Fund (the “Predecessor Fund”) was reorganized into Federated Prudent DollarBear Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.28%, 1.26% and 1.27% for the years ended September 30, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
9	Represents less than 1%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,		Period Ended 9/30/2009[1]
		2011	2010
Net Asset Value, Beginning of Period	$12.73	$12.84	$12.73	$11.23
Income From Investment Operations:
Net investment income (loss)[2]	(0.09)	(0.17)	(0.16)	(0.12)
Net realized and unrealized gain on investments and foreign currency transactions	0.05	0.36	0.27	1.62
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	0.19	0.11	1.50
Less Distributions:
Distributions from net investment income	(0.69)	(0.20)	—	—
Distributions from net realized gain on investments and foreign currency transactions	(0.10)	(0.10)	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.79)	(0.30)	(0.00)[3]	—
Net Asset Value, End of Period	$11.90	$12.73	$12.84	$12.73
Total Return[4]	(0.25)%	1.57%	0.89%	13.36%
Ratios to Average Net Assets:
Net expenses	2.04%[5]	2.03%	2.03%	2.03%[5,6]
Net investment income (loss)	(1.46)%[5]	(1.28)%	(1.29)%	(1.18)%[5]
Expense waiver/reimbursement[7]	0.02%[5]	0.00%[8]	0.05%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$28,926	$32,779	$24,697	$19,026
Portfolio turnover	0%[9]	192%	35%	171%[10]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 2.03% for the period ended September 30, 2009, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
9	Represents less than 1%.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,		Period Ended 9/30/2009[1]
		2011	2010
Net Asset Value, Beginning of Period	$12.95	$13.07	$12.82	$11.23
Income From Investment Operations:
Net investment income (loss)[2]	(0.03)	(0.04)	(0.04)	(0.01)
Net realized and unrealized gain on investments and foreign currency transactions	0.05	0.36	0.29	1.60
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.32	0.25	1.59
Less Distributions:
Distributions from net investment income	(0.80)	(0.34)	—	—
Distributions from net realized gain on investments and foreign currency transactions	(0.10)	(0.10)	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.90)	(0.44)	(0.00)[3]	—
Net Asset Value, End of Period	$12.07	$12.95	$13.07	$12.82
Total Return[4]	0.27%	2.56%	1.98%	14.16%
Ratios to Average Net Assets:
Net expenses	1.04%[5]	1.04%	1.03%	1.03%[5,6]
Net investment income (loss)	(0.46)%[5]	(0.32)%	(0.30)%	(0.12)%[5]
Expense waiver/reimbursement[7]	0.02%[5]	0.00%[8]	0.05%	0.03%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$43,819	$62,427	$17,316	$18,434
Portfolio turnover	0%[9]	192%	35%	171%[10]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.03% for the period ended September 30, 2009, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
9	Represents less than 1%.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2012 (unaudited)

Assets:
Total investments in securities, at value (including $67,486,705 of investment in an affiliated holding) (Note 5) (identified cost $285,323,091)		$290,519,997
Cash denominated in foreign currencies (identified cost $239,487)		238,693
Income receivable		1,028,937
Receivable for shares sold		208,469
TOTAL ASSETS		291,996,096
Liabilities:
Payable for shares redeemed	$557,982
Payable for transfer and dividend disbursing agent fees and expenses	73,236
Payable for portfolio accounting fees	49,154
Payable for distribution services fee (Note 5)	18,596
Payable for shareholder services fee (Note 5)	84,285
Payable for Directors'/Trustees' fees	237
Accrued expenses	34,562
TOTAL LIABILITIES		818,052
Net assets for 24,216,144 shares outstanding		$291,178,044
Net Assets Consist of:
Paid-in capital		$300,868,337
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		5,204,328
Accumulated net realized loss on investments and foreign currency transactions		(6,668,556)
Distributions in excess of net investment income		(8,226,065)
TOTAL NET ASSETS		$291,178,044
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($218,433,572 ÷ 18,155,534 shares outstanding), $0.001 par value, 250,000,000 shares authorized	$12.03
Offering price per share (100/95.50 of $12.03)	$12.60
Redemption proceeds per share	$12.03
Class C Shares:
Net asset value per share ($28,925,543 ÷ 2,430,247 shares outstanding), $0.001 par value, 250,000,000 shares authorized	$11.90
Offering price per share	$11.90
Redemption proceeds per share (99.00/100 of $11.90)	$11.78
Institutional Shares:
Net asset value per share ($43,818,929 ÷ 3,630,363 shares outstanding), $0.001 par value, 25,000,000 shares authorized	$12.07
Offering price per share	$12.07
Redemption proceeds per share	$12.07

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended March 31, 2012 (unaudited)

Investment Income:
Interest			$955,499
Dividends (including $1,163 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $3,936)			28,887
TOTAL INCOME			984,386
Expenses:
Investment adviser fee (Note 5)		$1,259,574
Administrative fee (Note 5)		131,007
Custodian fees		28,576
Transfer and dividend disbursing agent fees and expenses		205,356
Directors'/Trustees' fees		1,473
Auditing fees		14,819
Legal fees		4,155
Portfolio accounting fees		73,204
Distribution services fee (Note 5)		117,684
Shareholder services fee (Note 5)		339,106
Share registration costs		35,026
Printing and postage		27,469
Insurance premiums		2,416
Miscellaneous		2,794
TOTAL EXPENSES		2,242,659
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(27,851)
Waiver of administrative fee	(3,202)
Waiver of distribution services fee	(150)
TOTAL WAIVERS AND REIMBURSEMENT		(31,203)
Net expenses			2,211,456
Net investment income (loss)			(1,227,070)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(5,384,465)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			7,249,450
Net realized and unrealized gain on investments and foreign currency transactions			1,864,985
Change in net assets resulting from operations			$637,915

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2012	Year Ended 9/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,227,070)	$(1,954,087)
Net realized gain (loss) on investments and foreign currency transactions	(5,384,465)	31,998,317
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	7,249,450	(24,197,502)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	637,915	5,846,728
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(14,898,360)	(6,693,917)
Class C Shares	(1,725,932)	(349,471)
Institutional Shares	(4,415,121)	(564,910)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(1,958,009)	(2,299,429)
Class C Shares	(252,413)	(180,516)
Institutional Shares	(554,643)	(173,129)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,804,478)	(10,261,372)
Share Transactions:
Proceeds from sale of shares	52,328,206	165,129,955
Net asset value of shares issued to shareholders in payment of distributions declared	22,242,260	9,560,345
Cost of shares redeemed	(122,288,434)	(152,354,335)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(47,717,968)	22,335,965
Change in net assets	(70,884,531)	17,921,321
Net Assets:
Beginning of period	362,062,575	344,141,254
End of period (including undistributed (distributions in excess of) net investment income of $(8,226,065) and $14,040,418, respectively)	$291,178,044	$362,062,575

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

March 31, 2012 (unaudited)

1. Organization

Federated Income Securities Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine diversified portfolios. The financial statements included herein are only those of Federated Prudent DollarBear Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to seek current income and capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Semi-Annual Shareholder Report

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2012, the following tax years remain subject to examination by the Fund's major tax jurisdictions, the United States of America (2008 through 2011), the state of Maryland (2008) and the Commonwealth of Massachusetts (2009 through 2011).

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Semi-Annual Shareholder Report

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,488,773	$18,601,453	5,385,269	$71,225,497
Shares issued to shareholders in payment of distributions declared	1,361,191	16,170,958	672,629	8,515,477
Shares redeemed	(5,402,321)	(66,866,220)	(8,583,934)	(112,696,254)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,552,357)	$(32,093,809)	(2,526,036)	$(32,955,280)
	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	432,736	$5,330,773	1,707,328	$22,405,204
Shares issued to shareholders in payment of distributions declared	158,153	1,863,037	38,552	484,596
Shares redeemed	(736,571)	(9,005,137)	(1,093,978)	(14,206,096)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(145,682)	$(1,811,327)	651,902	$8,683,704
	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,230,793	$28,395,980	5,373,015	$71,499,254
Shares issued to shareholders in payment of distributions declared	353,339	4,208,265	44,116	560,272
Shares redeemed	(3,775,849)	(46,417,077)	(1,920,225)	(25,451,985)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,191,717)	$(13,812,832)	3,496,906	$46,607,541
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,889,756)	$(47,717,968)	1,622,772	$22,335,965

Semi-Annual Shareholder Report

4. Federal Tax Information

At March 31, 2012, the cost of investments for federal tax purposes was $285,323,091. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $5,196,906. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,832,695 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,635,789.

5. Investment Adviser Fee and Other Transactions With Affiliates

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, the Advisor voluntarily waived $27,586 of its fees.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended March 31, 2012, the Sub-Adviser earned a fee of $279,378.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,202 of its fee.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$117,684	$(150)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2012, FSC retained $55,241 of fees paid by the Fund. For the six months ended March 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2012, FSC retained $4,682 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$299,878
Class C Shares	39,228
TOTAL	$339,106

For the six months ended March 31, 2012, FSSC received $32,746 of fees paid by the Fund.

Semi-Annual Shareholder Report

Interfund Transactions

During the six months ended March 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $79,107,316 and $28,828,442, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.29%, 2.04% and 1.04% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2012, the Adviser reimbursed $265. Transactions with the affiliated holding during the six months ended March 31, 2012, were as follows:

Federated U.S. Treasury Cash Reserves Fund, Institutional Shares
Balance of Shares Held 9/30/2011	111,410,993
Purchases/Additions	64,549,584
Sales/Reductions	108,473,872
Balance of Shares Held 3/31/2012	67,486,705
Value	$67,486,705
Dividend Income	$1,163

Semi-Annual Shareholder Report

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2012, were as follows:

Purchases	$5,749
Sales	$431,098

7. Concentration of Risk

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At March 31, 2012, the diversification of countries was as follows:

Country	Percentage of Net Assets
Canada	18.5%
United Kingdom	9.3%
Japan	8.8%
Hong Kong	8.0%
Singapore	6.4%
Norway	4.3%
Denmark	4.2%
Switzerland	3.8%
France	3.3%
Australia	2.9%
Sweden	2.8%
New Zealand	2.0%
Supranational	1.3%
Jersey Channel Islands	0.3%
Peru	0.1%

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the program was not utilized.

10. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,001.40	$6.45
Class C Shares	$1,000	$997.50	$10.19
Institutional Shares	$1,000	$1,002.70	$5.21
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.55	$6.51
Class C Shares	$1,000	$1,014.80	$10.28
Institutional Shares	$1,000	$1,019.80	$5.25
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.29%
Class C Shares	2.04%
Institutional Shares	1.04%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated prudent dollarbear fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one and three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its Semi-Annual Shareholder Report receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Prudent DollarBear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420C712
CUSIP 31420C696
CUSIP 31420C688

40438 (5/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date May 21, 2012